As filed with the Securities and Exchange Commission on April 4, 2000
                                      Securities Act File No. 33-72834
                              Investment Company Act File No. 811-8212
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                       SECURITIES AND EXCHANGE COMMISSION



                             WASHINGTON, D.C. 20549

                                    FORM N-1A


               REGISTRATION UNDER THE SECURITIES ACT OF 1933 |X|

                       Pre-Effective Amendment No. __ | |






                         Post-Effective Amendment No. 12 |X|






                                       and


           REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|



                               AMENDMENT NO. 14 |X|



                        (Check appropriate box or boxes)


                           J.P. MORGAN SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 221-7930

               Christopher J. Kelley, c/o Funds Distributor, Inc.,
             60 State Street, Suite 1300, Boston Massachusetts 02109
                     (Name and Address of Agent for Service)



                              Copy to:   John E. Baumgardner, Jr., Esq.
                                         Sullivan & Cromwell
                                         125 Broad Street
                                         New York, NY 10004

It is proposed that this filing will become  effective  (check  appropriate box)

|X| immediately upon filing pursuant to paragraph (b) | | on (date) pursuant to paragraph (b) | | 60 days after filing pursuant to paragraph (a)(1) | | on
(date) pursuant to paragraph (a)(1) | | 75 days after filing pursuant to paragraph (a)(2) | | on (date) pursuant to paragraph (a)(2) of Rule 485.

                  If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE


     This post-effective amendment No. 11 to the registration statement of J.P. Series Trust II (the "Registrant") on Form N-1A is being filed solely to file the Codes of Ethics for J.P. Morgan Investment Management Inc. and Funds Distributor, Inc. as exhibits.

PART A.  PROSPECTUS

ITEMS 1-9

         Part A is incorporated by reference to the Part A of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on April 3, 2000 pursuant to Rule 485(b) under the Securities Act of 1933.


PART B.  STATEMENT OF ADDITIONAL INFORMATION

Items 10-22

         Part B is incorporated by reference to the Part B of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on April 3, 2000 pursuant to Rule 485(b) under the Securities Act of 1933.


PART C.  OTHER INFORMATION

Item 23.          Exhibits

     (a)(1) Agreement and Declaration of Trust. Incorporated by reference post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

     (a)(2) Amendment to Agreement and Declaration of Trust. Incorporated by reference to post-effective number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No.
0001042058-98-000060).

     (d) Investment Advisory Agreement between JPM Series Trust II and J.P. Morgan Investment Management Inc. ("Morgan"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

     (e) Distribution Agreement between JPM Series Trust II and Funds Distributor, Inc. ("FDI"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

     (g)(1) Custodian Contract between JPM Series Trust II and State Street Bank and Trust Company ("State Street"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

     (g) (2) Custodian Contract between JPM Series Trust II and Bank of New York ("BONY"). Incorporated by reference to post-effective number 11 to the Registration Statement filed with the Commission on April 3, 2000 (Accession No. 0001041455-00-000083). (h)(1) Transfer Agency and Service Agreement between JPM Series Trust II and State Street. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

     (h)(2) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

     (h)(3) Co-Administration Agreement between JPM Series Trust II and FDI. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

     (h)(4) Form of Fund Participation Agreement. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

     (j)Consent of independent public accountants. Incorporated by reference to post-effective number 11 to the Registration Statement filed with the Commission on April 3, 2000 (Accession No. 0001041455-00-000083).


     (l) Share Subscription Agreement between The Chubb Series Trust and Chubb Life Insurance Company of America. Incorporated by reference post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

     (n)N/A

     (p)(1) Code of Ethics for the J.P. Morgan Series Trust II Incorporated by reference to post-effective number 11 to the Registration Statement filed with the Commission on April 3, 2000 (Accession No. 0001041455-00-000083).

         (p)(2) Code of Ethics for J.P. Morgan Investment Management Inc.*

         (p)(3) Code of Ethics for Funds Distributor Inc.*


     Other Exhibits  ------------------

     (a)Powers of attorney. Incorporated by reference to post-effective number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No. 0001042058-98-000060).

 --------------------------------
* Filed herewith.


Item 24.  Persons  Controlled  by or under Common  Control with  Registrant

         Initially, shares of the Registrant were offered and sold only to Chubb Life Insurance Company of America ("Chubb Life"), a stock life insurance company organized under the laws of New Hampshire. The purchasers of variable life insurance contracts issued in connection with separate accounts established by Chubb Life or its affiliated insurance companies have the right to instruct Chubb Life or its affiliated insurance companies with respect to the voting of the Registrant's shares held by such separate accounts on behalf of policyowners. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by Chubb Life or its affiliated insurance companies against the separate accounts and shares held by Chubb Life or its affiliated insurance companies that are not otherwise attributable to Policies, also will be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from owners of Policies. Chubb Life or its affiliated insurance companies reserves the right to vote any or all such shares at its discretion to the extent consistent with the then current interpretations of the Investment Company Act of 1940 and rules thereunder. Subject to such voting instruction rights, Chubb Life or its affiliated insurance companies currently directly control the Registrant.

     Subsequently, shares of the Registrant were offered and sold to other separate accounts formed by Chubb Life, its successors or assigns, and by other insurance companies which, along with Chubb Life, are subsidiaries of The Chubb Corporation, a New Jersey corporation, or subsidiaries of such subsidiaries. Shares of the Registrant are currently also offered and sold to Separate Accounts formed by other insurance companies which are not affiliated with Chubb Life and The Chubb Corporation.


Item 25.  Indemnification

     Reference is made to the Registrant's By-Laws (Article VI) previously filed as Exhibit 2 to the Registrant's Registration Statement filed with the Securities and Exchange Commission.

     The Trustees and officers of the Registrant and the personnel of the Registrant's co-administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

     Item 26. Business and Other Connections of Investment Adviser Morgan, a registered investment adviser, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated. Morgan manages employee benefit plans for corporations and unions. Morgan also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

     To the knowledge of the Registrant, none of the directors or executive officers of Morgan is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Morgan also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty, a New York trust company which is also a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  Funds   Distributor,   Inc.  (the   "Distributor")  is  the  principal
underwriter of the Registrant's
shares.

     Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

     Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

Director, President and Chief Executive Officer:   Marie E. Connolly
Executive Vice President:                          George Rio
Executive Vice President:                          Donald R. Roberson
Executive Vice President:                          William S. Nichols
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                         Joseph F. Tower, III
Senior Vice President, General Counsel, Chief
  Compliance Officer, Secretary and Clerk          Margaret M. Chambers
Senior Vice President:                             Paula R. David
Senior Vice President:                             Judith K. Benson
Senior Vice President:                             Gary S. MacDonald
Director, Chairman of the Board, Executive
   Vice President                                  William J. Nutt

(c) Not applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations: J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, NY 10036 (records relating to its functions as investment adviser).

     Morgan Guaranty Trust Company of New York, 60 Wall Street, New York, New York 10260-0060 or 522 Fifth Avenue, New York, NY 10035 (records relating to its functions as administrative services agent).

     The Bank of New York ("BONY"), One Wall Street, New York, New York 110286, serves as the Trust's and each of the Portfolio's custodian and fund accounting agent. Pursuant to the Custodian Contracts, BONY is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In case of foreign assets held outside the United States, the custodian employs various subcustodians who were approved by the Trustee of the Portfolios in accordance with the regulations of the SEC. The custodian maintains portfolio transaction records.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as transfer and dividend disbursing agent).

     Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as co-administrator and distributor).

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

None

  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the State of Massachusetts on the 4th day of April, 2000.


                                         J.P. MORGAN SERIES TRUST II

     By: /s/ Stephanie Pierce  --------------------------
Stephanie Pierce Vice
President and Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of April, 2000.


     By: /s/ Stephanie Pierce  --------------------------
Stephanie Pierce Vice
President and Assistant Secretary


Signature                                 Title                  Date
JOHN N. BELL*                             Trustee                   04/04/2000
John N. Bell

JOHN R. RETTBERG*                         Trustee                   04/04/2000
John R. Rettberg

JOHN F. RUFFLE*                           Trustee                   04/04/2000
John F. Ruffle

KENNETH WHIPPLE, JR.*                     Trustee                   04/04/2000
Kenneth Whipple, Jr.

                                          *By: /s/ Stephanie Pierce
                                          --------------------------
                                          Stephanie Pierce
                                      Vice President and Assistant Secretary
  *  As attorney-in-fact pursuant to powers of attorney.

                                    INDEX OF EXHIBITS

Exhibit No.       Description of Exhibit
-------------    ------------------------
EX-99.(p)(2)     Code of Ethics for J.P. Morgan Investment Management Inc.
EX-99.(p)(3)     Code of Ethics for J.P. Morgan Investment Management Inc.